May 2, 2001


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:	Division of Investment Management

0RE:	The Municipal Fund Accumulation Program, Inc.
Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A (Securities Act File No. 2-57442, Investment
     Company Act No. 811-2694

Ladies and Gentlemen:


Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Municipal Fund Accumulation
     Program Inc. (the 'Fund') hereby certifies that:

(1)the form of Prospectus and Statement of Additional
      Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 27 to the Fund's Registration Statement on Form N-1A: and

(2)the text of Post-Effective Amendment No. 27 to the
      Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 25, 2001.

Very truly yours,

The Municipal Fund Accumulation Program, Inc.



______________________
Jodi M. Pinedo
Secretary of Fund